Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Capital Commitments [Abstract]
Summary of Future Minimum Commitments for Non Cancellable Operating Commitments
The following table summarizes future minimum commitments of the Group under non-cancelable
operating arrangements, which are mainly related to rental of bandwidth:

	2019	2020
	RMB’million	RMB’million
Within one year	233	462
Later than one year but not later than five years	2	23

	235	485

Summary of Minimum Royalty Payments Under Licensing Agreement
The Group is subject to the following minimum royalty payments associated with its license agreements:

	2019	2020
	RMB’million	RMB’million
Within one year	4,513	3,356
Later than one year but not later than five years	2,704	1,271

	7,217	4,627